Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Capital Appreciation V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated November 19, 2025 to the Summary Prospectuses and the
Prospectuses of the Funds, each dated May 1, 2025, as amended or supplemented to date
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
The third paragraph of the section of the Summary Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Key Facts About BlackRock Capital Appreciation V.I. Fund — Principal Investment Strategies of the Fund” and the third paragraph of the section of the Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Capital Appreciation V.I. Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The Fund may invest in companies of any size but emphasizes investments in companies that have large stock market capitalizations (currently, approximately $2 billion or more).
The first and second paragraphs of the section of the Summary Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Principal Investment Strategies of the Fund” and the first and second paragraphs of the section of the Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index and the MSCI World Growth Index. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Equity securities consist of common stock, preferred stock, other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices, and American Depositary Receipts (“ADRs”).
The Fund is an aggressive growth fund that generally invests in not less than 25 to not more than 60 aggressive growth companies. The Fund may invest without limitation in the securities of foreign companies in the form of ADRs.

BlackRock Capital Appreciation V.I. Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Capital Appreciation V.I. Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated November 19, 2025 to the Summary Prospectuses and the
Prospectuses of the Funds, each dated May 1, 2025, as amended or supplemented to date
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
The third paragraph of the section of the Summary Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Key Facts About BlackRock Capital Appreciation V.I. Fund — Principal Investment Strategies of the Fund” and the third paragraph of the section of the Prospectus for BlackRock Capital Appreciation V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Capital Appreciation V.I. Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The Fund may invest in companies of any size but emphasizes investments in companies that have large stock market capitalizations (currently, approximately $2 billion or more).

BlackRock Large Cap Focus Growth V.I. Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Large Cap Focus Growth V.I. Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated November 19, 2025 to the Summary Prospectuses and the
Prospectuses of the Funds, each dated May 1, 2025, as amended or supplemented to date
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
The first and second paragraphs of the section of the Summary Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Principal Investment Strategies of the Fund” and the first and second paragraphs of the section of the Prospectus for BlackRock Large Cap Focus Growth V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index and the MSCI World Growth Index. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Equity securities consist of common stock, preferred stock, other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices, and American Depositary Receipts (“ADRs”).
The Fund is an aggressive growth fund that generally invests in not less than 25 to not more than 60 aggressive growth companies. The Fund may invest without limitation in the securities of foreign companies in the form of ADRs.